STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 98.0%
Common Stocks — 97.6%
Aerospace & Defense — 1.6%
Boeing Co. (The)	94,236	$ 15,573,441
General Dynamics Corp.	41,300	5,717,159
Howmet Aerospace, Inc.	69,992	1,170,266
Huntington Ingalls Industries, Inc.	7,400	1,041,550
L3Harris Technologies, Inc.	38,980	6,620,363
Lockheed Martin Corp.	43,758	16,771,566
Northrop Grumman Corp.	27,726	8,747,276
Raytheon Technologies Corp.	270,148	15,544,316
Teledyne Technologies, Inc.*	6,200	1,923,302
Textron, Inc.	41,450	1,495,931
TransDigm Group, Inc.	9,000	4,276,080
		78,881,250
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	24,100	2,462,779
Expeditors International of Washington, Inc.	30,100	2,724,652
FedEx Corp.	42,640	10,724,813
United Parcel Service, Inc. (Class B Stock)	124,200	20,695,446
		36,607,690
Airlines — 0.2%
Alaska Air Group, Inc.	22,000	805,860
American Airlines Group, Inc.(a)	81,000	995,490
Delta Air Lines, Inc.	106,800	3,265,944
Southwest Airlines Co.	97,337	3,650,138
United Airlines Holdings, Inc.*	43,900	1,525,525
		10,242,957
Auto Components — 0.1%
Aptiv PLC	46,200	4,235,616
BorgWarner, Inc.	37,000	1,433,380
		5,668,996
Automobiles — 0.2%
Ford Motor Co.	682,959	4,548,507
General Motors Co.	221,200	6,545,308
		11,093,815
Banks — 3.2%
Bank of America Corp.	1,348,082	32,475,295
Citigroup, Inc.	368,722	15,895,605
Citizens Financial Group, Inc.	77,400	1,956,672
Comerica, Inc.	25,850	988,762
Fifth Third Bancorp	125,849	2,683,101
First Republic Bank	29,600	3,228,176
Huntington Bancshares, Inc.	183,075	1,678,798
JPMorgan Chase & Co.	538,895	51,879,422
KeyCorp(a)	177,600	2,118,768
M&T Bank Corp.	23,700	2,182,533
People’s United Financial, Inc.	77,900	803,149
PNC Financial Services Group, Inc. (The)	75,093	8,253,472
Regions Financial Corp.(a)	171,712	1,979,839
SVB Financial Group*	9,300	2,237,766
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Truist Financial Corp.	237,626	$ 9,041,669
U.S. Bancorp	242,381	8,689,359
Wells Fargo & Co.	718,876	16,900,775
Zions Bancorp NA	30,000	876,600
		163,869,761
Beverages — 1.6%
Brown-Forman Corp. (Class B Stock)	32,025	2,412,123
Coca-Cola Co. (The)	683,050	33,722,179
Constellation Brands, Inc. (Class A Stock)	29,700	5,628,447
Molson Coors Beverage Co. (Class B Stock)	33,200	1,114,192
Monster Beverage Corp.*	68,300	5,477,660
PepsiCo, Inc.	245,294	33,997,748
		82,352,349
Biotechnology — 2.1%
AbbVie, Inc.	311,589	27,292,080
Alexion Pharmaceuticals, Inc.*	39,200	4,485,656
Amgen, Inc.	104,694	26,609,027
Biogen, Inc.*	29,015	8,230,975
Gilead Sciences, Inc.	222,600	14,066,094
Incyte Corp.*	31,400	2,817,836
Regeneron Pharmaceuticals, Inc.*	18,510	10,361,528
Vertex Pharmaceuticals, Inc.*	46,040	12,528,405
		106,391,601
Building Products — 0.5%
A.O. Smith Corp.	24,800	1,309,440
Allegion PLC	16,533	1,635,279
Carrier Global Corp.	142,767	4,360,104
Fortune Brands Home & Security, Inc.	25,100	2,171,652
Johnson Controls International PLC	131,615	5,376,473
Masco Corp.	48,730	2,686,485
Trane Technologies PLC	42,200	5,116,750
		22,656,183
Capital Markets — 2.5%
Ameriprise Financial, Inc.	22,050	3,398,126
Bank of New York Mellon Corp. (The)	146,549	5,032,493
BlackRock, Inc.	25,540	14,393,067
Cboe Global Markets, Inc.	19,800	1,737,252
Charles Schwab Corp. (The)	200,500	7,264,115
CME Group, Inc.	63,310	10,592,396
E*TRADE Financial Corp.	40,710	2,037,536
Franklin Resources, Inc.(a)	50,800	1,033,780
Goldman Sachs Group, Inc. (The)	60,920	12,243,092
Intercontinental Exchange, Inc.	97,990	9,803,899
Invesco Ltd.(a)	70,800	807,828
MarketAxess Holdings, Inc.	6,700	3,226,653
Moody’s Corp.	28,620	8,295,507
Morgan Stanley(a)	212,110	10,255,518
MSCI, Inc.	14,900	5,316,022
Nasdaq, Inc.	20,300	2,491,013
Northern Trust Corp.	37,500	2,923,875
Raymond James Financial, Inc.	22,600	1,644,376
A1

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
S&P Global, Inc.	43,080	$ 15,534,648
State Street Corp.	63,975	3,795,637
T. Rowe Price Group, Inc.	41,100	5,269,842
		127,096,675
Chemicals — 1.8%
Air Products & Chemicals, Inc.	38,800	11,556,968
Albemarle Corp.(a)	18,600	1,660,608
Celanese Corp.	21,400	2,299,430
CF Industries Holdings, Inc.	39,800	1,222,258
Corteva, Inc.	132,356	3,813,176
Dow, Inc.(a)	130,222	6,126,945
DuPont de Nemours, Inc.	130,056	7,215,507
Eastman Chemical Co.	24,400	1,906,128
Ecolab, Inc.	44,400	8,872,896
FMC Corp.	23,150	2,451,817
International Flavors & Fragrances, Inc.(a)	18,740	2,294,713
Linde PLC (United Kingdom)	92,900	22,122,277
LyondellBasell Industries NV (Class A Stock)	45,400	3,200,246
Mosaic Co. (The)	60,800	1,110,816
PPG Industries, Inc.	41,500	5,066,320
Sherwin-Williams Co. (The)	14,500	10,102,730
		91,022,835
Commercial Services & Supplies — 0.4%
Cintas Corp.	14,900	4,959,167
Copart, Inc.*	35,900	3,775,244
Republic Services, Inc.	37,435	3,494,557
Rollins, Inc.	24,750	1,341,203
Waste Management, Inc.	69,130	7,823,442
		21,393,613
Communications Equipment — 0.8%
Arista Networks, Inc.*	9,600	1,986,528
Cisco Systems, Inc.	750,575	29,565,149
F5 Networks, Inc.*	11,000	1,350,470
Juniper Networks, Inc.	59,700	1,283,550
Motorola Solutions, Inc.	30,127	4,724,215
		38,909,912
Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc.	23,800	2,207,926
Quanta Services, Inc.	26,200	1,384,932
		3,592,858
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	11,000	2,588,960
Vulcan Materials Co.	23,300	3,158,082
		5,747,042
Consumer Finance — 0.5%
American Express Co.	116,400	11,669,100
Capital One Financial Corp.	82,069	5,897,478
Discover Financial Services	55,805	3,224,413
	Shares	Value
Common Stocks (continued)
Consumer Finance (cont’d.)
Synchrony Financial	97,930	$ 2,562,828
		23,353,819
Containers & Packaging — 0.3%
Amcor PLC	284,200	3,140,410
Avery Dennison Corp.	14,900	1,904,816
Ball Corp.	57,800	4,804,336
International Paper Co.	70,167	2,844,570
Packaging Corp. of America	16,700	1,821,135
Sealed Air Corp.	28,620	1,110,743
Westrock Co.	45,261	1,572,367
		17,198,377
Distributors — 0.1%
Genuine Parts Co.	25,925	2,467,282
LKQ Corp.*	51,500	1,428,095
		3,895,377
Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc. (Class B Stock)*	349,660	74,456,600
Diversified Telecommunication Services — 1.6%
AT&T, Inc.	1,261,771	35,973,091
CenturyLink, Inc.(a)	172,143	1,736,923
Verizon Communications, Inc.	732,438	43,572,737
		81,282,751
Electric Utilities — 1.8%
Alliant Energy Corp.	42,000	2,169,300
American Electric Power Co., Inc.	87,440	7,146,471
Duke Energy Corp.(a)	130,148	11,525,907
Edison International	66,900	3,401,196
Entergy Corp.	35,000	3,448,550
Evergy, Inc.	40,700	2,068,374
Eversource Energy	58,600	4,896,030
Exelon Corp.	170,573	6,099,690
FirstEnergy Corp.	94,780	2,721,134
NextEra Energy, Inc.	86,275	23,946,489
NRG Energy, Inc.	46,400	1,426,336
Pinnacle West Capital Corp.	20,200	1,505,910
PPL Corp.	135,000	3,673,350
Southern Co. (The)	186,400	10,106,608
Xcel Energy, Inc.	91,995	6,348,575
		90,483,920
Electrical Equipment — 0.5%
AMETEK, Inc.	40,200	3,995,880
Eaton Corp. PLC	71,761	7,321,775
Emerson Electric Co.	107,200	7,029,104
Rockwell Automation, Inc.	20,420	4,506,285
		22,853,044
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. (Class A Stock)	52,300	5,662,521
CDW Corp.	25,200	3,012,156
Corning, Inc.	134,900	4,372,109
FLIR Systems, Inc.	24,100	863,985

A2

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
IPG Photonics Corp.*(a)	6,600	$ 1,121,802
Keysight Technologies, Inc.*	33,300	3,289,374
TE Connectivity Ltd.	59,000	5,766,660
Zebra Technologies Corp. (Class A Stock)*	9,500	2,398,370
		26,486,977
Energy Equipment & Services — 0.2%
Baker Hughes Co.(a)	114,048	1,515,698
Halliburton Co.	154,000	1,855,700
National Oilwell Varco, Inc.	68,400	619,704
Schlumberger NV	242,798	3,777,937
TechnipFMC PLC (United Kingdom)	74,200	468,202
		8,237,241
Entertainment — 2.0%
Activision Blizzard, Inc.	135,700	10,984,915
Electronic Arts, Inc.*	51,500	6,716,115
Live Nation Entertainment, Inc.*	24,800	1,336,224
Netflix, Inc.*	77,750	38,877,332
Take-Two Interactive Software, Inc.*	20,000	3,304,400
Walt Disney Co. (The)	318,772	39,553,230
		100,772,216
Equity Real Estate Investment Trusts (REITs) — 2.5%
Alexandria Real Estate Equities, Inc.	20,780	3,324,800
American Tower Corp.	78,000	18,854,940
Apartment Investment & Management Co. (Class A Stock)	27,387	923,490
AvalonBay Communities, Inc.	24,518	3,661,518
Boston Properties, Inc.	25,300	2,031,590
Crown Castle International Corp.	73,500	12,237,750
Digital Realty Trust, Inc.	46,900	6,883,044
Duke Realty Corp.	64,500	2,380,050
Equinix, Inc.	15,695	11,930,240
Equity Residential	61,300	3,146,529
Essex Property Trust, Inc.	11,670	2,343,219
Extra Space Storage, Inc.(a)	22,800	2,439,372
Federal Realty Investment Trust	12,400	910,656
Healthpeak Properties, Inc.	93,200	2,530,380
Host Hotels & Resorts, Inc.	127,426	1,374,927
Iron Mountain, Inc.(a)	50,830	1,361,736
Kimco Realty Corp.	74,500	838,870
Mid-America Apartment Communities, Inc.	20,100	2,330,595
Prologis, Inc.	130,328	13,113,603
Public Storage	26,750	5,957,760
Realty Income Corp.	58,800	3,572,100
Regency Centers Corp.	29,700	1,129,194
SBA Communications Corp.	19,830	6,315,458
Simon Property Group, Inc.	53,861	3,483,730
SL Green Realty Corp.(a)	14,900	690,913
UDR, Inc.	51,400	1,676,154
Ventas, Inc.	65,404	2,744,352
Vornado Realty Trust(a)	28,257	952,543
Welltower, Inc.	71,900	3,960,971
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Weyerhaeuser Co.	130,730	$ 3,728,420
		126,828,904
Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	78,192	27,758,160
Kroger Co. (The)	140,700	4,771,137
Sysco Corp.	89,500	5,568,690
Walgreens Boots Alliance, Inc.	131,500	4,723,480
Walmart, Inc.	248,200	34,725,662
		77,547,129
Food Products — 1.1%
Archer-Daniels-Midland Co.	97,938	4,553,138
Campbell Soup Co.(a)	30,600	1,480,122
Conagra Brands, Inc.	85,400	3,049,634
General Mills, Inc.	106,000	6,538,080
Hershey Co. (The)	26,100	3,741,174
Hormel Foods Corp.(a)	48,800	2,385,832
J.M. Smucker Co. (The)(a)	20,100	2,321,952
Kellogg Co.	43,700	2,822,583
Kraft Heinz Co. (The)(a)	109,237	3,271,648
Lamb Weston Holdings, Inc.	25,700	1,703,139
McCormick & Co., Inc.(a)	21,700	4,211,970
Mondelez International, Inc. (Class A Stock)	253,811	14,581,442
Tyson Foods, Inc. (Class A Stock)	51,800	3,081,064
		53,741,778
Gas Utilities — 0.0%
Atmos Energy Corp.	21,000	2,007,390
Health Care Equipment & Supplies — 3.9%
Abbott Laboratories	313,225	34,088,277
ABIOMED, Inc.*	8,200	2,271,892
Align Technology, Inc.*	12,600	4,124,736
Baxter International, Inc.	90,300	7,261,926
Becton, Dickinson & Co.	52,049	12,110,761
Boston Scientific Corp.*	250,899	9,586,851
Cooper Cos., Inc. (The)	8,830	2,976,769
Danaher Corp.	111,400	23,987,762
Dentsply Sirona, Inc.	39,300	1,718,589
DexCom, Inc.*	16,300	6,719,349
Edwards Lifesciences Corp.*	111,150	8,871,993
Hologic, Inc.*	47,400	3,150,678
IDEXX Laboratories, Inc.*	15,200	5,975,272
Intuitive Surgical, Inc.*	20,550	14,581,047
Medtronic PLC	237,328	24,663,126
ResMed, Inc.	25,300	4,337,179
STERIS PLC	15,200	2,678,088
Stryker Corp.	56,870	11,850,002
Teleflex, Inc.	8,200	2,791,444
Varian Medical Systems, Inc.*	16,200	2,786,400
West Pharmaceutical Services, Inc.	13,300	3,656,170
Zimmer Biomet Holdings, Inc.	36,386	4,953,590
		195,141,901
Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	27,300	2,645,916

A3

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Anthem, Inc.	44,600	$ 11,979,114
Cardinal Health, Inc.	52,575	2,468,396
Centene Corp.*	102,468	5,976,958
Cigna Corp.	65,952	11,172,928
CVS Health Corp.	231,399	13,513,702
DaVita, Inc.*(a)	16,200	1,387,530
HCA Healthcare, Inc.	47,000	5,859,960
Henry Schein, Inc.*	26,500	1,557,670
Humana, Inc.	23,500	9,726,415
Laboratory Corp. of America Holdings*	17,400	3,275,898
McKesson Corp.	28,707	4,275,334
Quest Diagnostics, Inc.	23,800	2,724,862
UnitedHealth Group, Inc.	167,930	52,355,536
Universal Health Services, Inc. (Class B Stock)	14,800	1,583,896
		130,504,115
Health Care Technology — 0.1%
Cerner Corp.	55,100	3,983,179
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.(a)	77,900	1,182,522
Chipotle Mexican Grill, Inc.*	5,040	6,268,299
Darden Restaurants, Inc.	22,650	2,281,761
Domino’s Pizza, Inc.	6,800	2,891,904
Hilton Worldwide Holdings, Inc.	49,700	4,240,404
Las Vegas Sands Corp.	59,300	2,766,938
Marriott International, Inc. (Class A Stock)	47,623	4,408,937
McDonald’s Corp.	132,210	29,018,773
MGM Resorts International	78,400	1,705,200
Norwegian Cruise Line Holdings Ltd.*(a)	42,300	723,753
Royal Caribbean Cruises Ltd.(a)	30,300	1,961,319
Starbucks Corp.	208,100	17,879,952
Wynn Resorts Ltd.	17,000	1,220,770
Yum! Brands, Inc.	53,100	4,848,030
		81,398,562
Household Durables — 0.4%
D.R. Horton, Inc.	59,600	4,507,548
Garmin Ltd.	25,400	2,409,444
Leggett & Platt, Inc.	23,800	979,846
Lennar Corp. (Class A Stock)	49,900	4,075,832
Mohawk Industries, Inc.*	10,900	1,063,731
Newell Brands, Inc.	71,149	1,220,917
NVR, Inc.*	620	2,531,534
PulteGroup, Inc.	45,185	2,091,614
Whirlpool Corp.(a)	11,367	2,090,278
		20,970,744
Household Products — 1.8%
Church & Dwight Co., Inc.	43,100	4,038,901
Clorox Co. (The)(a)	22,300	4,686,791
Colgate-Palmolive Co.	151,300	11,672,795
Kimberly-Clark Corp.	60,688	8,961,190
	Shares	Value
Common Stocks (continued)
Household Products (cont’d.)
Procter & Gamble Co. (The)	439,176	$ 61,041,072
		90,400,749
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	116,500	2,109,815
Industrial Conglomerates — 1.1%
3M Co.	101,570	16,269,482
General Electric Co.	1,540,147	9,595,116
Honeywell International, Inc.	124,700	20,526,867
Roper Technologies, Inc.	18,300	7,230,513
		53,621,978
Insurance — 1.7%
Aflac, Inc.	125,300	4,554,655
Allstate Corp. (The)	57,428	5,406,272
American International Group, Inc.	152,629	4,201,876
Aon PLC (Class A Stock)	41,325	8,525,347
Arthur J. Gallagher & Co.	32,800	3,463,024
Assurant, Inc.	10,700	1,298,017
Chubb Ltd.	79,630	9,246,636
Cincinnati Financial Corp.	26,728	2,083,982
Everest Re Group Ltd.	7,200	1,422,288
Globe Life, Inc.	17,575	1,404,243
Hartford Financial Services Group, Inc. (The)	63,300	2,333,238
Lincoln National Corp.(a)	36,263	1,136,120
Loews Corp.	42,826	1,488,203
Marsh & McLennan Cos., Inc.	89,700	10,288,590
MetLife, Inc.	137,980	5,128,717
Principal Financial Group, Inc.	45,700	1,840,339
Progressive Corp. (The)	103,400	9,788,878
Travelers Cos., Inc. (The)	45,598	4,933,248
Unum Group	37,456	630,384
W.R. Berkley Corp.	25,500	1,559,325
Willis Towers Watson PLC	22,800	4,761,096
		85,494,478
Interactive Media & Services — 5.4%
Alphabet, Inc. (Class A Stock)*	53,169	77,924,486
Alphabet, Inc. (Class C Stock)*	51,910	76,286,936
Facebook, Inc. (Class A Stock)*	425,920	111,548,448
Twitter, Inc.*	137,300	6,109,850
		271,869,720
Internet & Direct Marketing Retail — 5.2%
Amazon.com, Inc.*	75,290	237,067,882
Booking Holdings, Inc.*	7,330	12,539,284
eBay, Inc.(a)	119,900	6,246,790
Etsy, Inc.*	21,100	2,566,393
Expedia Group, Inc.	24,600	2,255,574
		260,675,923
IT Services — 5.5%
Accenture PLC (Class A Stock)	112,800	25,491,672
Akamai Technologies, Inc.*	28,500	3,150,390
Automatic Data Processing, Inc.	76,460	10,665,405
Broadridge Financial Solutions, Inc.	20,500	2,706,000

A4

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Cognizant Technology Solutions Corp. (Class A Stock)	96,700	$ 6,712,914
DXC Technology Co.	45,350	809,497
Fidelity National Information Services, Inc.	108,700	16,001,727
Fiserv, Inc.*	99,500	10,253,475
FleetCor Technologies, Inc.*	15,400	3,666,740
Gartner, Inc.*	15,700	1,961,715
Global Payments, Inc.(a)	52,863	9,387,412
International Business Machines Corp.(a)	157,225	19,129,566
Jack Henry & Associates, Inc.	13,500	2,194,965
Leidos Holdings, Inc.	23,400	2,086,110
Mastercard, Inc. (Class A Stock)	156,200	52,822,154
Paychex, Inc.(a)	55,950	4,463,131
PayPal Holdings, Inc.*	207,800	40,942,834
VeriSign, Inc.*	18,200	3,728,270
Visa, Inc. (Class A Stock)(a)	299,000	59,791,030
Western Union Co. (The)	75,004	1,607,336
		277,572,343
Leisure Products — 0.0%
Hasbro, Inc.	22,350	1,848,792
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	54,782	5,529,695
Bio-Rad Laboratories, Inc. (Class A Stock)*	3,600	1,855,656
Illumina, Inc.*	25,960	8,023,717
IQVIA Holdings, Inc.*	33,700	5,312,131
Mettler-Toledo International, Inc.*	4,320	4,172,040
PerkinElmer, Inc.	19,800	2,485,098
Thermo Fisher Scientific, Inc.	70,400	31,083,008
Waters Corp.*	11,000	2,152,480
		60,613,825
Machinery — 1.6%
Caterpillar, Inc.(a)	95,800	14,288,570
Cummins, Inc.	27,000	5,701,320
Deere & Co.	55,650	12,333,709
Dover Corp.	25,600	2,773,504
Flowserve Corp.	23,600	644,044
Fortive Corp.	57,600	4,389,696
IDEX Corp.	13,400	2,444,294
Illinois Tool Works, Inc.	51,475	9,945,485
Ingersoll Rand, Inc.*	58,837	2,094,597
Otis Worldwide Corp.	71,383	4,455,727
PACCAR, Inc.	60,828	5,187,412
Parker-Hannifin Corp.	22,687	4,590,488
Pentair PLC	29,907	1,368,843
Snap-on, Inc.	9,900	1,456,587
Stanley Black & Decker, Inc.	26,735	4,336,417
Westinghouse Air Brake Technologies Corp.	32,012	1,980,903
Xylem, Inc.	31,800	2,675,016
		80,666,612
	Shares	Value
Common Stocks (continued)
Media — 1.3%
Charter Communications, Inc. (Class A Stock)*(a)	26,740	$ 16,694,852
Comcast Corp. (Class A Stock)	805,292	37,252,808
Discovery, Inc. (Class A Stock)*(a)	28,000	609,560
Discovery, Inc. (Class C Stock)*	61,400	1,203,440
DISH Network Corp. (Class A Stock)*	45,075	1,308,527
Fox Corp. (Class A Stock)	62,166	1,730,080
Fox Corp. (Class B Stock)	29,466	824,164
Interpublic Group of Cos., Inc. (The)	68,962	1,149,596
News Corp. (Class A Stock)	68,125	955,112
News Corp. (Class B Stock)	22,800	318,744
Omnicom Group, Inc.	38,300	1,895,850
ViacomCBS, Inc. (Class B Stock)(a)	94,866	2,657,197
		66,599,930
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	254,512	3,980,568
Newmont Corp.	143,803	9,124,300
Nucor Corp.	53,900	2,417,954
		15,522,822
Multiline Retail — 0.5%
Dollar General Corp.	44,800	9,390,976
Dollar Tree, Inc.*	42,047	3,840,573
Target Corp.	89,468	14,084,053
		27,315,602
Multi-Utilities — 0.9%
Ameren Corp.	43,200	3,416,256
CenterPoint Energy, Inc.(a)	92,310	1,786,199
CMS Energy Corp.	49,800	3,058,218
Consolidated Edison, Inc.	58,300	4,535,740
Dominion Energy, Inc.(a)	148,640	11,732,155
DTE Energy Co.	33,700	3,876,848
NiSource, Inc.	65,500	1,441,000
Public Service Enterprise Group, Inc.	88,700	4,870,517
Sempra Energy	51,754	6,125,604
WEC Energy Group, Inc.	55,376	5,365,934
		46,208,471
Oil, Gas & Consumable Fuels — 1.8%
Apache Corp.	62,650	593,296
Cabot Oil & Gas Corp.(a)	74,700	1,296,792
Chevron Corp.	330,362	23,786,064
Concho Resources, Inc.	35,300	1,557,436
ConocoPhillips	192,529	6,322,652
Devon Energy Corp.	70,100	663,146
Diamondback Energy, Inc.	28,300	852,396
EOG Resources, Inc.	102,100	3,669,474
Exxon Mobil Corp.	746,504	25,627,482
Hess Corp.	45,475	1,861,292
HollyFrontier Corp.	26,200	516,402
Kinder Morgan, Inc.	341,643	4,212,458
Marathon Oil Corp.	137,994	564,395
Marathon Petroleum Corp.	113,887	3,341,445
Noble Energy, Inc.	83,100	710,505
Occidental Petroleum Corp.	156,728	1,568,847

A5

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
ONEOK, Inc.	76,840	$ 1,996,303
Phillips 66	78,464	4,067,574
Pioneer Natural Resources Co.	29,400	2,528,106
Valero Energy Corp.	72,200	3,127,704
Williams Cos., Inc. (The)	212,600	4,177,590
		93,041,359
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	39,200	8,555,400
Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	404,040	24,359,572
Catalent, Inc.*	28,500	2,441,310
Eli Lilly & Co.	142,400	21,078,048
Johnson & Johnson	465,996	69,377,484
Merck & Co., Inc.	447,903	37,153,554
Mylan NV*(a)	91,500	1,356,945
Perrigo Co. PLC(a)	23,900	1,097,249
Pfizer, Inc.	982,023	36,040,244
Zoetis, Inc.	84,200	13,924,154
		206,828,560
Professional Services — 0.3%
Equifax, Inc.	21,400	3,357,660
IHS Markit Ltd.	67,000	5,260,170
Nielsen Holdings PLC	62,900	891,922
Robert Half International, Inc.	21,600	1,143,504
Verisk Analytics, Inc.	28,800	5,336,928
		15,990,184
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	58,800	2,761,836
Road & Rail — 1.0%
CSX Corp.	136,672	10,615,314
J.B. Hunt Transport Services, Inc.	15,100	1,908,338
Kansas City Southern	17,500	3,164,525
Norfolk Southern Corp.	46,000	9,843,540
Old Dominion Freight Line, Inc.	17,250	3,120,870
Union Pacific Corp.	120,000	23,624,400
		52,276,987
Semiconductors & Semiconductor Equipment — 4.9%
Advanced Micro Devices, Inc.*	205,800	16,873,542
Analog Devices, Inc.	65,223	7,614,133
Applied Materials, Inc.	162,100	9,636,845
Broadcom, Inc.	70,720	25,764,710
Intel Corp.	753,900	39,036,942
KLA Corp.	27,900	5,405,346
Lam Research Corp.	25,800	8,559,150
Maxim Integrated Products, Inc.	47,500	3,211,475
Microchip Technology, Inc.(a)	42,900	4,408,404
Micron Technology, Inc.*	196,900	9,246,424
NVIDIA Corp.	108,890	58,933,446
Qorvo, Inc.*	20,486	2,642,899
QUALCOMM, Inc.	200,050	23,541,884
Skyworks Solutions, Inc.	30,400	4,423,200
Teradyne, Inc.	29,200	2,320,232
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Texas Instruments, Inc.	163,000	$ 23,274,770
Xilinx, Inc.	44,200	4,607,408
		249,500,810
Software — 9.0%
Adobe, Inc.*	85,375	41,870,461
ANSYS, Inc.*	15,100	4,941,173
Autodesk, Inc.*	38,670	8,933,157
Cadence Design Systems, Inc.*	49,700	5,299,511
Citrix Systems, Inc.	20,800	2,864,368
Fortinet, Inc.*	25,000	2,945,250
Intuit, Inc.	46,000	15,005,660
Microsoft Corp.	1,340,830	282,016,774
NortonLifeLock, Inc.	100,811	2,100,901
Oracle Corp.	346,095	20,661,872
Paycom Software, Inc.*	8,700	2,708,310
salesforce.com, Inc.*	160,700	40,387,124
ServiceNow, Inc.*	33,800	16,393,000
Synopsys, Inc.*	26,400	5,649,072
Tyler Technologies, Inc.*	6,700	2,335,352
		454,111,985
Specialty Retail — 2.4%
Advance Auto Parts, Inc.(a)	12,560	1,927,960
AutoZone, Inc.*	4,260	5,016,746
Best Buy Co., Inc.	41,025	4,565,672
CarMax, Inc.*(a)	29,100	2,674,581
Gap, Inc. (The)	37,187	633,295
Home Depot, Inc. (The)	190,769	52,978,459
L Brands, Inc.	41,796	1,329,531
Lowe’s Cos., Inc.	134,575	22,320,609
O’Reilly Automotive, Inc.*	13,360	6,160,029
Ross Stores, Inc.	63,700	5,944,484
Tiffany & Co.	19,000	2,201,150
TJX Cos., Inc. (The)	214,100	11,914,665
Tractor Supply Co.	21,200	3,038,808
Ulta Beauty, Inc.*	10,270	2,300,275
		123,006,264
Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc.	2,847,620	329,782,872
Hewlett Packard Enterprise Co.	232,166	2,175,396
HP, Inc.	256,966	4,879,784
NetApp, Inc.	41,200	1,806,208
Seagate Technology PLC(a)	41,100	2,024,997
Western Digital Corp.(a)	52,168	1,906,740
Xerox Holdings Corp.	32,902	617,571
		343,193,568
Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands, Inc.(a)	62,100	978,075
NIKE, Inc. (Class B Stock)	219,400	27,543,476
PVH Corp.	13,300	793,212
Ralph Lauren Corp.	9,200	625,324
Tapestry, Inc.	50,300	786,189
Under Armour, Inc. (Class A Stock)*	34,300	385,189
Under Armour, Inc. (Class C Stock)*	33,303	327,702

A6

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
VF Corp.	57,444	$ 4,035,441
		35,474,608
Tobacco — 0.7%
Altria Group, Inc.	329,300	12,724,152
Philip Morris International, Inc.	275,800	20,682,242
		33,406,394
Trading Companies & Distributors — 0.2%
Fastenal Co.	100,600	4,536,054
United Rentals, Inc.*(a)	13,440	2,345,280
W.W. Grainger, Inc.	7,820	2,789,941
		9,671,275
Water Utilities — 0.1%
American Water Works Co., Inc.	31,800	4,607,184
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.*	101,900	11,653,284

Total Common Stocks (cost $1,414,939,988)		4,931,272,319
Exchange-Traded Funds — 0.4%
iShares Core S&P 500 ETF(a)	43,300	14,551,398
SPDR S&P 500 ETF Trust(a)	14,000	4,688,460

Total Exchange-Traded Funds (cost $15,696,879)		19,239,858

Total Long-Term Investments (cost $1,430,636,867)		4,950,512,177
Short-Term Investments — 4.8%
Affiliated Mutual Funds — 4.7%
PGIM Core Ultra Short Bond Fund(w)	93,317,877	93,317,877
PGIM Institutional Money Market Fund (cost $143,531,384; includes $143,496,856 of cash collateral for securities on loan)(b)(w)	143,920,483	143,891,700

Total Affiliated Mutual Funds (cost $236,849,261)		237,209,577

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
0.100%	12/17/20	7,600	7,598,456
(cost $7,598,377)

Total Short-Term Investments (cost $244,447,638)			244,808,033

TOTAL INVESTMENTS—102.8% (cost $1,675,084,505)			5,195,320,210

Liabilities in excess of other assets(z) — (2.8)%			(141,278,921)

Net Assets — 100.0%			$ 5,054,041,289

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $141,432,400; cash collateral of $143,496,856 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A7

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
611	S&P 500 E-Mini Index	Dec. 2020	$102,403,600	$(128,480)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8